FT Raymond James Multicap Growth Equity ETF (RJMG)
Portfolio of Investments
February 29, 2024  (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Air Freight & Logistics — 2.4%
515	FedEx Corp.	$128,220
	Biotechnology — 3.2%
1,995	Natera, Inc. (a)	172,548
	Broadline Retail — 2.0%
3,240	Global-e Online Ltd. (a)	109,739
	Communications Equipment — 2.4%
395	Motorola Solutions, Inc.	130,504
	Construction Materials — 2.7%
250	Martin Marietta Materials, Inc.	144,427
	Consumer Staples Distribution & Retail — 2.5%
185	Costco Wholesale Corp.	137,620
	Energy Equipment & Services — 2.6%
1,355	Weatherford International PLC (a)	139,037
	Entertainment — 5.2%
915	Electronic Arts, Inc.	127,624
610	Spotify Technology S.A. (a)	156,410
		284,034
	Financial Services — 2.5%
475	Visa, Inc., Class A	134,254
	Health Care Equipment & Supplies — 6.6%
2,075	Boston Scientific Corp. (a)	137,386
1,000	Dexcom, Inc. (a)	115,070
625	Insulet Corp. (a)	102,500
		354,956
	Health Care REITs — 2.3%
1,365	Welltower, Inc.	125,798
	Hotels, Restaurants & Leisure — 6.3%
50	Chipotle Mexican Grill, Inc. (a)	134,439
1,920	Shake Shack, Inc., Class A (a)	204,134
		338,573
	Household Durables — 2.6%
1,255	Toll Brothers, Inc.	143,873
	Insurance — 4.7%
335	Everest Group Ltd.	123,575
635	Marsh & McLennan Cos., Inc.	128,441
		252,016
Shares	Description	Value

	Interactive Media & Services — 4.4%
8,870	Bumble, Inc., Class A (a)	$101,561
8,175	ZoomInfo Technologies, Inc. (a)	137,013
		238,574
	IT Services — 4.2%
7,150	Fastly, Inc., Class A (a)	101,673
660	Snowflake, Inc., Class A (a)	124,265
		225,938
	Personal Care Products — 2.9%
760	elf Beauty, Inc. (a)	158,483
	Semiconductors & Semiconductor Equipment — 8.6%
165	Lam Research Corp.	154,811
1,480	Micron Technology, Inc.	134,103
220	NVIDIA Corp.	174,046
		462,960
	Software — 17.5%
805	Check Point Software Technologies Ltd. (a)	129,138
2,020	Fortinet, Inc. (a)	139,602
220	HubSpot, Inc. (a)	136,138
2,920	Intapp, Inc. (a)	114,552
575	Manhattan Associates, Inc. (a)	145,665
2,305	Rapid7, Inc. (a)	135,027
465	Salesforce, Inc. (a)	143,601
		943,723
	Specialized REITs — 2.5%
150	Equinix, Inc.	133,323
	Specialty Retail — 2.5%
325	Murphy USA, Inc.	135,528
	Technology Hardware, Storage & Peripherals — 4.6%
680	Apple, Inc.	122,910
8,185	Hewlett Packard Enterprise Co.	124,658
		247,568
	Textiles, Apparel & Luxury Goods — 2.3%
265	Lululemon Athletica, Inc. (a)	123,779

FT Raymond James Multicap Growth Equity ETF (RJMG)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Wireless Telecommunication Services — 2.3%
770	T-Mobile US, Inc.	$125,741

	Total Investments — 99.8%	5,391,216
	(Cost $5,225,253)
	Net Other Assets and Liabilities — 0.2%	9,254
	Net Assets — 100.0%	$5,400,470

(a)	Non-income producing security.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of February 29, 2024 is as follows:

	Total Value at 2/29/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 5,391,216	$ 5,391,216	$ —	$ —

*	See Portfolio of Investments for industry breakout.